Earnings per ordinary share - Earnings per ordinary share (Details) - $ / shares shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per ordinary share
Basic weighted number of shares		867	873	871
Dilutive impact of share options outstanding		6	3	2
Diluted weighted average number of shares		873	876	873
Earnings per ordinary share
Basic	[1]	$ 0.721	$ 0.472	$ 0.302
Diluted	[1]	$ 0.716	$ 0.470	$ 0.301

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.